Related-party transactions (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Key management personnel's remuneration - salaries	$ 914	$ 2,957	$ 947